Earnings Per Share (“EPS”) (Details Narrative) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Weighted average unvested restricted stock awards outstanding	1,186,685	2,328,043	1,305,018	1,438,505	1,448,992	153,612